Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Small & Mid Cap Growth Fund))	0 Months Ended
Feb. 28, 2013
Russell 2500 Growth Index
Average Annual Return:
1 Year	16.13%
5 Years	4.07%
10 Years	10.55%
Russell 2000 Growth Index
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
Russell MidCap Growth Index
Average Annual Return:
1 Year	15.81%
5 Years	3.23%
10 Years	10.32%
Class A
Average Annual Return:
1 Year	8.87%
5 Years	0.94%
10 Years	9.54%
Inception Date	Nov. 01, 2000
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	8.87%
5 Years	0.94%
10 Years	9.08%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.77%
5 Years	0.80%
10 Years	8.30%
Class B
Average Annual Return:
1 Year	9.54%
5 Years	0.94%
10 Years	9.68%
Inception Date	Nov. 01, 2000
Class C
Average Annual Return:
1 Year	13.68%
5 Years	1.37%
10 Years	9.34%
Inception Date	Nov. 01, 2000
Class N
Average Annual Return:
1 Year	14.17%
5 Years	1.88%
10 Years	9.91%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	16.02%
5 Years	2.71%
10 Years	10.83%
Inception Date	Nov. 01, 2000